UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)
Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Bond Fund

Semiannual Report
11.30.12

A look at performance

Total returns for the period ended November 30, 2012

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12	11-30-12

Class A	7.34	7.27	6.21	1.13	7.34	42.05	82.70	3.42	3.37

Class B	6.60	7.21	6.11	0.54	6.60	41.65	80.96	2.88	2.83

Class C	10.60	7.52	5.96	4.47	10.60	43.67	78.48	2.87	2.82

Class i2	12.81	8.73	7.16	6.04	12.81	51.95	99.71	3.93	3.88

Class r2[2,3]	12.54	8.28	6.70	5.95	12.54	48.86	91.26	3.77	3.72

Class r6[2,3]	12.97	8.80	7.22	6.15	12.97	52.44	100.80	4.01	3.96

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2*	Class R6
Net (%)	1.01	1.71	1.71	0.61	1.04	0.54
Gross (%)	1.06	1.76	1.76	0.66	1.09	0.59

* Expenses have been estimated for the class’s first full year of operations

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

Semiannual report | Bond Fund	5

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B4	11-30-02	$18,096	$18,096	$17,164

Class C4	11-30-02	17,848	17,848	17,164

Class I2	11-30-02	19,971	19,971	17,164

Class R2[2]	11-30-02	19,126	19,126	17,164

Class R6 [2]	11-30-02	20,080	20,080	17,164

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Government/Credit Bond index is an unmanaged index of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s prospectuses.

3 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares and the estimated gross fees and expenses of Class R2 shares.

4 No contingent deferred sales charge is applicable.

6	Bond Fund | Semiannual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,059.10	$5.06

Class B	1,000.00	1,055.40	8.66

Class C	1,000.00	1,054.70	8.65

Class I	1,000.00	1,060.40	3.15

Class R2	1,000.00	1,059.50	4.03

Class R6	1,000.00	1,061.50	2.74

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Bond Fund	7

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012, with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,020.20	$4.96

Class B	1,000.00	1,016.60	8.49

Class C	1,000.00	1,016.60	8.49

Class I	1,000.00	1,022.00	3.09

Class R2	1,000.00	1,021.20	3.95

Class R6	1,000.00	1,022.40	2.69

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.68%, 1.68%, 0.61%, 0.78% and 0.53% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	Bond Fund | Semiannual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	44.4%	Preferred Securities	1.2%

U.S. Government Agency	20.4%	Term Loans	0.5%

Collateralized Mortgage Obligations	17.0%	Municipal Bonds	0.2%

U.S. Government	6.4%	Foreign Government Obligations	0.1%

Asset Backed Securities	6.3%	Convertible Bonds	0.1%

Capital Preferred Securities	1.3%	Short-Term Investments & Other	2.1%

Quality Composition[1,2]

U.S. Government Agency	20.4%	BBB	23.3%

U.S. Government	6.4%	BB	10.7%

U.S. Government Agency		B	10.0%
Collateralized Mortgage Obligations	5.0%
		CCC & Below	6.0%
AAA	4.9%
		Not Rated	0.1%
AA	2.6%
		Preferred Securities	1.2%
A	7.3%
		Short-Term Investments & Other	2.1%

1 As a percentage of net assets on 11-30-12.

2 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these firms. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness.

Semiannual report | Bond Fund	9

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 44.4%			$742,795,438

(Cost $693,400,961)

Consumer Discretionary 5.8%				97,183,700

Auto Components 0.5%

Allison Transmission, Inc. (S)	7.125	05-15-19	1,925,000	2,050,125

American Axle & Manufacturing, Inc.	6.625	10-15-22	320,000	324,800

Exide Technologies	8.625	02-01-18	1,655,000	1,340,550

Hyva Global BV (S)	8.625	03-24-16	1,355,000	1,300,800

Visteon Corp.	6.750	04-15-19	2,975,000	3,138,625

Automobiles 1.0%

Ford Motor Credit Company LLC	5.000	05-15-18	6,170,000	6,763,406

Ford Motor Credit Company LLC	5.875	08-02-21	1,100,000	1,259,674

Ford Motor Credit Company LLC	8.000	12-15-16	2,435,000	2,935,522

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,460,000	1,578,156

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	1,965,000	2,165,475

Kia Motors Corp. (S)	3.625	06-14-16	1,515,000	1,604,329

Hotels, Restaurants & Leisure 1.3%

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	2,275,000	1,146,124

CCM Merger, Inc. (S)	9.125	05-01-19	1,945,000	1,945,000

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)	10.500	07-01-19	1,675,000	1,825,750

Greektown Superholdings, Inc.	13.000	07-01-15	2,440,000	2,610,800

Landry’s, Inc. (S)	9.375	05-01-20	1,355,000	1,436,300

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,315,000	1,249,250

Marina District Finance Company, Inc.	9.500	10-15-15	1,775,000	1,717,313

MGM Resorts International (S)	6.750	10-01-20	1,510,000	1,521,325

MGM Resorts International (S)	8.625	02-01-19	1,930,000	2,113,350

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,260,000	2,434,879

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	1,455,000	1,585,950

Waterford Gaming LLC (S)	8.625	09-15-14	685,168	377,414

Wok Acquisition Corp. (S)	10.250	06-30-20	1,540,000	1,620,850

Household Durables 0.3%

American Standard Americas (S)	10.750	01-15-16	820,000	792,325

Corporacion GEO SAB de CV (S)	8.875	03-27-22	2,395,000	2,514,750

DR Horton, Inc.	4.750	05-15-17	1,700,000	1,808,375

10	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Internet & Catalog Retail 0.3%

Amazon.com, Inc.	2.500	11-29-22	1,970,000	$1,955,154

Expedia, Inc.	5.950	08-15-20	2,275,000	2,481,804

QVC, Inc. (S)	5.125	07-02-22	480,000	508,246

Media 1.2%

AMC Entertainment, Inc.	8.750	06-01-19	880,000	968,000

Cablevision Systems Corp.	8.625	09-15-17	610,000	699,975

CBS Corp.	7.875	07-30-30	2,780,000	3,878,856

CCO Holdings LLC	8.125	04-30-20	590,000	663,750

Cinemark USA, Inc.	7.375	06-15-21	925,000	1,012,875

Cinemark USA, Inc.	8.625	06-15-19	870,000	961,350

CSC Holdings LLC	7.875	02-15-18	1,675,000	1,926,250

Grupo Televisa SAB	6.625	01-15-40	460,000	594,566

News America, Inc.	6.150	03-01-37	775,000	946,242

News America, Inc.	6.150	02-15-41	295,000	370,416

News America, Inc.	6.400	12-15-35	705,000	880,103

Regal Cinemas Corp.	8.625	07-15-19	465,000	510,338

Regal Entertainment Group	9.125	08-15-18	455,000	503,913

Time Warner Cable, Inc.	6.750	07-01-18	2,475,000	3,098,168

XM Satellite Radio, Inc. (S)	7.625	11-01-18	2,455,000	2,712,775

Multiline Retail 0.1%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	2,083,000	2,305,583

Specialty Retail 0.7%

AutoNation, Inc.	5.500	02-01-20	1,985,000	2,123,950

AutoNation, Inc.	6.750	04-15-18	995,000	1,125,594

Hillman Group, Inc.	10.875	06-01-18	1,205,000	1,296,881

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	1,895,000	1,852,363

Limited Brands, Inc.	6.625	04-01-21	2,885,000	3,306,931

Petco Holdings Inc., PIK (S)	8.500	10-15-17	715,000	731,088

Toys R Us Property Company II LLC	8.500	12-01-17	570,000	608,475

Toys R Us, Inc.	10.375	08-15-17	1,235,000	1,264,331

Textiles, Apparel & Luxury Goods 0.4%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	3,120,000	3,416,400

Levi Strauss & Company	6.875	05-01-22	300,000	314,625

Levi Strauss & Company	7.625	05-15-20	2,765,000	3,003,481

Consumer Staples 1.8%				30,089,852

Beverages 0.2%

Ajecorp BV (S)	6.500	05-14-22	2,145,000	2,316,600

Corporacion Lindley SA (S)	6.750	11-23-21	540,000	623,700

Food & Staples Retailing 0.5%

Rite Aid Corp.	9.250	03-15-20	3,550,000	3,621,000

Safeway, Inc.	5.000	08-15-19	3,370,000	3,613,873

Safeway, Inc.	7.250	02-01-31	1,255,000	1,382,150

Food Products 0.4%

Bunge, Ltd. Finance Corp.	8.500	06-15-19	2,136,000	2,765,120

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	1,530,000	1,637,100

Simmons Foods, Inc. (S)	10.500	11-01-17	2,880,000	2,512,800

See notes to financial statements	Semiannual report | Bond Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Household Products 0.4%

Reynolds Group Issuer, Inc.	9.000	04-15-19	2,090,000	$2,152,700

Reynolds Group Issuer, Inc.	9.875	08-15-19	1,750,000	1,855,000

Yankee Candle Company, Inc.	8.500	02-15-15	62,000	62,465

YCC Holdings LLC, PIK	10.250	02-15-16	1,920,000	1,987,200

Personal Products 0.1%

Revlon Consumer Products Corp.	9.750	11-15-15	1,635,000	1,720,838

Tobacco 0.2%

Alliance One International, Inc.	10.000	07-15-16	3,705,000	3,839,306

Energy 3.9%				65,469,088

Energy Equipment & Services 0.5%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,790,000	3,600,500

Offshore Group Investments, Ltd.	11.500	08-01-15	921,000	1,013,100

Precision Drilling Corp.	6.625	11-15-20	1,405,000	1,482,275

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,045,000	1,105,088

Weatherford International, Inc.	6.800	06-15-37	735,000	795,669

Gas Utilities 0.2%

DCP Midstream LLC (S)	9.750	03-15-19	2,175,000	2,846,618

Oil, Gas & Consumable Fuels 3.2%

Afren PLC (S)	10.250	04-08-19	1,260,000	1,464,750

Afren PLC (S)	11.500	02-01-16	2,400,000	2,784,000

Alpha Natural Resources, Inc.	6.000	06-01-19	520,000	462,800

Alpha Natural Resources, Inc.	6.250	06-01-21	1,330,000	1,170,400

Arch Coal, Inc.	7.000	06-15-19	940,000	843,650

Arch Coal, Inc.	7.250	06-15-21	1,980,000	1,772,100

BreitBurn Energy Partners LP (S)	7.875	04-15-22	1,250,000	1,284,375

DTEK Finance BV (S)	9.500	04-28-15	840,000	836,850

Energy Transfer Partners LP	5.200	02-01-22	645,000	724,807

Energy Transfer Partners LP	9.700	03-15-19	2,140,000	2,882,342

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	2,935,000	3,140,450

EP Energy LLC	7.750	09-01-22	1,145,000	1,187,938

EV Energy Partners LP	8.000	04-15-19	2,245,000	2,357,250

Georgian Oil and Gas Corp. (S)	6.875	05-16-17	2,055,000	2,133,090

Halcon Resources Corp. (S)	8.875	05-15-21	480,000	496,800

Kerr-McGee Corp.	6.950	07-01-24	3,190,000	4,118,121

Kinder Morgan Energy Partners LP	7.750	03-15-32	965,000	1,306,309

Linn Energy LLC (S)	6.250	11-01-19	3,025,000	3,036,344

Linn Energy LLC	8.625	04-15-20	955,000	1,043,338

MarkWest Energy Partners LP	6.500	08-15-21	2,175,000	2,365,313

Newfield Exploration Company	5.750	01-30-22	1,140,000	1,239,750

NuStar Logistics LP	7.900	04-15-18	1,446,000	1,646,914

Petroleos Mexicanos	4.875	01-24-22	1,300,000	1,469,000

Regency Energy Partners LP	5.500	04-15-23	1,485,000	1,559,250

Spectra Energy Capital LLC	6.200	04-15-18	1,560,000	1,902,292

Targa Resources Partners LP (S)	6.375	08-01-22	1,200,000	1,302,000

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	3,345,000	3,594,614

12	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

W&T Offshore, Inc. (S)	8.500	06-15-19	625,000	$656,250

Williams Partners LP	7.250	02-01-17	3,210,000	3,913,391

WPX Energy, Inc.	6.000	01-15-22	1,805,000	1,931,350

Financials 15.7%				262,950,660

Capital Markets 1.8%

Jefferies Group, Inc.	6.875	04-15-21	1,440,000	1,594,800

Jefferies Group, Inc.	8.500	07-15-19	665,000	779,713

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,055,000	1,160,055

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,495,000	1,622,477

Morgan Stanley	4.875	11-01-22	860,000	894,847

Morgan Stanley	5.550	04-27-17	4,495,000	4,971,672

Morgan Stanley	5.750	01-25-21	1,585,000	1,809,560

Morgan Stanley	6.375	07-24-42	2,455,000	2,870,099

Morgan Stanley	7.300	05-13-19	2,395,000	2,905,379

The Goldman Sachs Group, Inc.	5.250	07-27-21	1,410,000	1,611,159

The Goldman Sachs Group, Inc.	5.750	01-24-22	1,530,000	1,814,761

The Goldman Sachs Group, Inc.	6.150	04-01-18	3,570,000	4,169,296

The Goldman Sachs Group, Inc.	6.750	10-01-37	3,210,000	3,565,588

Commercial Banks 2.7%

Abbey National Treasury Services PLC	4.000	04-27-16	3,510,000	3,712,190

Banco de Credito del Peru (S)	4.750	03-16-16	960,000	1,022,400

Barclays Bank PLC (S)	6.050	12-04-17	3,490,000	3,823,068

Barclays Bank PLC (S)	10.179	06-12-21	1,395,000	1,871,225

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	1,239,000	1,421,406

First Horizon National Corp.	5.375	12-15-15	1,815,000	1,982,666

HBOS PLC (S)	6.000	11-01-33	2,810,000	2,535,997

ICICI Bank, Ltd. (S)	4.700	02-21-18	2,325,000	2,431,348

ICICI Bank, Ltd. (S)	5.750	11-16-20	2,160,000	2,336,269

Nordea Bank AB (S)	3.125	03-20-17	3,845,000	4,094,129

Regions Financial Corp.	7.750	11-10-14	2,025,000	2,232,563

Royal Bank of Scotland Group PLC	2.550	09-18-15	1,915,000	1,959,401

Santander Holdings USA, Inc.	4.625	04-19-16	480,000	509,929

Sberbank of Russia (S)	6.125	02-07-22	1,200,000	1,342,776

Svenska Handelsbanken AB	2.875	04-04-17	2,585,000	2,739,270

Swedbank AB (S)	2.125	09-29-17	2,560,000	2,597,248

Synovus Financial Corp.	7.875	02-15-19	960,000	1,056,000

The Royal Bank of Scotland Group PLC	6.125	12-15-22	925,000	947,515

VTB Bank OJSC (9.500% to 12-6-22, then
10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	2,065,000	2,123,178

Wachovia Bank NA	5.850	02-01-37	1,865,000	2,370,993

Wachovia Corp.	5.750	06-15-17	1,930,000	2,293,531

Consumer Finance 0.6%

American Express Company	7.000	03-19-18	515,000	657,944

Capital One Financial Corp.	6.150	09-01-16	2,980,000	3,428,159

Discover Bank	7.000	04-15-20	1,340,000	1,679,927

Discover Financial Services	5.200	04-27-22	2,795,000	3,137,776

Nelnet, Inc. (P)	3.737	09-29-36	2,595,000	2,030,588

See notes to financial statements	Semiannual report | Bond Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services 3.5%

Alfa Bank OJSC (S)	7.750	04-28-21	695,000	$761,025

Bank of America Corp.	6.500	08-01-16	1,595,000	1,852,382

Bank of America NA	5.300	03-15-17	895,000	1,000,352

Bank of America NA	6.000	10-15-36	1,555,000	1,892,943

Bank of Ceylon (S)	6.875	05-03-17	1,425,000	1,524,750

Citigroup, Inc.	5.850	12-11-34	564,000	679,105

General Electric Capital Corp. (P)	0.790	08-15-36	2,745,000	2,115,635

General Electric Capital Corp.	4.375	09-16-20	1,610,000	1,804,533

General Electric Capital Corp.	5.300	02-11-21	880,000	1,018,531

General Electric Capital Corp.	5.625	05-01-18	2,330,000	2,775,410

General Electric Capital Corp.	5.875	01-14-38	665,000	804,642

General Electric Capital Corp.	6.000	08-07-19	1,755,000	2,145,228

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	3,750,000	4,223,813

Intercorp Retail Trust (S)	8.875	11-14-18	750,000	847,500

International Lease Finance Corp. (S)	7.125	09-01-18	1,260,000	1,458,450

iPayment, Inc.	10.250	05-15-18	2,120,000	1,764,900

JPMorgan Chase & Company	6.000	01-15-18	4,315,000	5,147,666

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	2,840,000	3,208,348

Merrill Lynch & Company, Inc.	6.875	04-25-18	3,415,000	4,106,852

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,395,000	1,821,164

Moody’s Corp.	4.500	09-01-22	1,455,000	1,555,087

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	3,479,000	4,715,785

Rabobank NV	3.950	11-09-22	1,050,000	1,063,248

Rivers Pittsburgh Borrower LP (S)	9.500	06-15-19	780,000	836,550

SPL Logistics Escrow LLC (S)	8.875	08-01-20	1,151,000	1,231,570

The Bear Stearns Companies LLC	7.250	02-01-18	1,950,000	2,431,931

UBS AG	7.625	08-17-22	2,420,000	2,656,030

USB Realty Corp. (P)(Q)(S)	1.487	12-22-49	2,900,000	2,494,290

Insurance 3.5%

Aflac, Inc.	8.500	05-15-19	2,305,000	3,145,456

American International Group, Inc.	3.800	03-22-17	1,160,000	1,249,117

American International Group, Inc.	8.250	08-15-18	1,265,000	1,645,011

Aon Corp.	8.205	01-01-27	1,580,000	1,997,477

AXA SA	8.600	12-15-30	1,395,000	1,733,594

CNA Financial Corp.	6.500	08-15-16	1,190,000	1,376,616

CNA Financial Corp.	7.250	11-15-23	2,465,000	3,061,190

CNO Financial Group, Inc. (S)	6.375	10-01-20	820,000	856,900

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	4,665,000	4,175,175

Hartford Financial Services Group, Inc.	5.500	03-30-20	1,045,000	1,196,575

Hartford Financial Services Group, Inc.	6.000	01-15-19	1,018,000	1,183,258

Hartford Financial Services Group, Inc.	6.625	03-30-40	1,105,000	1,375,851

Liberty Mutual Group, Inc. (S)	6.500	05-01-42	1,510,000	1,668,740

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	3,235,000	3,590,850

Lincoln National Corp.	8.750	07-01-19	1,955,000	2,592,627

14	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Insurance 3.5%

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	2,175,000	$2,142,375

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	1,795,000	1,868,457

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,430,000	2,484,675

Teachers Insurance & Annuity Association
of America (S)	6.850	12-16-39	2,600,000	3,588,829

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	3,205,000	3,417,331

The Hanover Insurance Group, Inc.	6.375	06-15-21	735,000	831,921

Unum Group	7.125	09-30-16	1,785,000	2,111,187

UnumProvident Finance Company PLC (S)	6.850	11-15-15	2,395,000	2,683,562

W.R. Berkley Corp.	5.600	05-15-15	1,630,000	1,771,165

White Mountains Re Group, Ltd. (7.506% to
6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	2,375,000	2,447,248

Willis Group Holdings PLC	5.750	03-15-21	2,045,000	2,331,104

Willis North America, Inc.	7.000	09-29-19	2,310,000	2,770,706

Real Estate Investment Trusts 3.0%

Boston Properties LP	3.700	11-15-18	1,075,000	1,166,393

Brandywine Operating Partnership LP	7.500	05-15-15	1,755,000	1,977,392

CubeSmart LP	4.800	07-15-22	1,510,000	1,657,187

DDR Corp.	4.625	07-15-22	915,000	995,337

DDR Corp.	7.500	04-01-17	4,475,000	5,384,427

DDR Corp.	7.875	09-01-20	715,000	921,701

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	3,120,000	3,531,587

Health Care REIT, Inc.	4.950	01-15-21	945,000	1,043,387

Health Care REIT, Inc.	6.125	04-15-20	3,160,000	3,724,111

Health Care REIT, Inc.	6.200	06-01-16	1,835,000	2,099,607

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,120,000	2,440,016

Host Hotels & Resorts LP	5.250	03-15-22	2,270,000	2,491,325

MPT Operating Partnership LP	6.375	02-15-22	1,535,000	1,604,075

MPT Operating Partnership LP	6.875	05-01-21	1,025,000	1,112,125

Post Apartment Homes LP	3.375	12-01-22	1,280,000	1,292,608

ProLogis International Funding II (S)	4.875	02-15-20	1,055,000	1,074,157

ProLogis LP	4.500	08-15-17	295,000	320,181

ProLogis LP	6.250	03-15-17	2,355,000	2,715,407

SL Green Realty Corp.	7.750	03-15-20	980,000	1,184,773

Ventas Realty LP	4.000	04-30-19	1,860,000	2,000,729

Ventas Realty LP	4.750	06-01-21	3,525,000	3,913,762

Vornado Realty LP	4.250	04-01-15	2,075,000	2,193,769

WEA Finance LLC (S)	6.750	09-02-19	1,345,000	1,664,037

Weyerhaeuser Company	7.375	03-15-32	3,310,000	4,224,977

Real Estate Management & Development 0.2%

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	1,270,000	1,104,900

Jones Lang Lasalle, Inc.	4.400	11-15-22	775,000	789,345

Realogy Corp. (S)	7.875	02-15-19	855,000	906,300

See notes to financial statements	Semiannual report | Bond Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Thrifts & Mortgage Finance 0.4%

Nationstar Mortgage LLC (S)	7.875	10-01-20	1,375,000	$1,424,844

Nationstar Mortgage LLC (S)	9.625	05-01-19	1,695,000	1,883,588

Nationstar Mortgage LLC	10.875	04-01-15	2,565,000	2,766,994

Health Care 1.4%				24,136,852

Health Care Equipment & Supplies 0.3%

Alere, Inc. (S)	7.250	07-01-18	2,150,000	2,155,375

Alere, Inc.	7.875	02-01-16	1,795,000	1,882,955

Alere, Inc.	8.625	10-01-18	1,100,000	1,116,500

DJO Finance LLC (S)	9.875	04-15-18	460,000	461,150

Health Care Providers & Services 0.6%

BioScrip, Inc.	10.250	10-01-15	1,260,000	1,348,200

Catalent Pharma Solutions, Inc. (S)	7.875	10-15-18	745,000	752,450

Community Health Systems, Inc.	7.125	07-15-20	745,000	787,838

HCA, Inc.	7.500	02-15-22	1,855,000	2,110,063

Medco Health Solutions, Inc.	7.125	03-15-18	2,375,000	2,980,601

National Mentor Holdings, Inc. (S)	12.500	02-15-18	2,255,000	2,311,375

Pharmaceuticals 0.5%

AbbVie, Inc. (S)	2.900	11-06-22	2,560,000	2,611,884

Catalent Pharma Solutions, Inc.	9.500	04-15-15	771,532	789,856

Endo Health Solutions, Inc.	7.250	01-15-22	2,295,000	2,449,913

Valeant Pharmaceuticals International (S)	6.875	12-01-18	1,335,000	1,443,469

Watson Pharmaceuticals, Inc.	3.250	10-01-22	910,000	935,223

Industrials 5.9%				97,929,411

Aerospace & Defense 0.9%

Bombardier, Inc. (S)	7.750	03-15-20	1,190,000	1,335,775

Ducommun, Inc.	9.750	07-15-18	295,000	313,438

Embraer Overseas, Ltd.	6.375	01-15-20	1,585,000	1,830,675

Huntington Ingalls Industries, Inc.	7.125	03-15-21	1,940,000	2,097,625

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,965,000	2,141,850

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	4,195,000	3,650,262

Textron, Inc.	5.600	12-01-17	1,945,000	2,148,466

Textron, Inc.	7.250	10-01-19	1,440,000	1,774,346

Airlines 2.1%

America West Airlines 2000-1 Pass
Through Trust	8.057	07-02-20	703,432	754,431

American Airlines 2011-1 Class B Pass
Through Trust (S)	7.000	01-31-18	5,000,739	5,150,761

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	1,550,730	1,674,788

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	677,066	721,075

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	512,180	565,959

Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	04-02-18	371,516	395,665

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	2,370,668	2,649,222

16	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Airlines (continued)

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	634,639	$690,170

Continental Airlines 2012-1 Class B Pass
Through Trust	6.250	04-11-20	1,175,000	1,245,500

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	3,541,481	3,895,629

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	3,544,926	3,972,090

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	881,873	978,879

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,630,984	1,785,927

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	632,521	670,472

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	1,455,864	1,603,197

UAL 2009-1 Pass Through Trust	10.400	11-01-16	505,432	579,478

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,710,278	1,971,096

United Air Lines 2007-1 Class C Pass
Through Trust (P)	2.984	07-02-14	3,835,870	3,759,152

US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	1,485,704	1,597,131

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	885,000	964,650

Building Products 0.6%

Masco Corp.	7.125	03-15-20	1,380,000	1,616,960

Owens Corning	4.200	12-15-22	2,290,000	2,319,910

Ply Gem Industries, Inc. (S)	9.375	04-15-17	455,000	480,025

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	2,070,000	2,406,375

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,440,000	2,845,650

Commercial Services & Supplies 0.4%

Casella Waste Systems, Inc. (S)	7.750	02-15-19	2,335,000	2,247,438

Garda World Security Corp. (S)	9.750	03-15-17	535,000	563,088

Iron Mountain, Inc.	5.750	08-15-24	1,655,000	1,650,863

Steelcase, Inc.	6.375	02-15-21	2,385,000	2,562,852

Construction & Engineering 0.3%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	1,825,000	1,868,800

Empresas ICA SAB de CV (S)	8.375	07-24-17	650,000	685,750

Tutor Perini Corp.	7.625	11-01-18	1,930,000	1,983,075

Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	1,460,000	1,556,725

Industrial Conglomerates 0.4%

General Electric Company	4.125	10-09-42	1,215,000	1,264,225

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	1,533,000	1,762,950

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	2,725,000	3,154,188

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	970,000	1,042,750

Marine 0.2%

Navios South American Logistics, Inc.	9.250	04-15-19	2,405,000	2,296,775

Professional Services 0.1%

Dun & Bradstreet Corp.	3.250	12-01-17	1,330,000	1,339,852

See notes to financial statements	Semiannual report | Bond Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Road & Rail 0.4%

Avis Budget Car Rental LLC	8.250	01-15-19	700,000	$774,375

Penske Truck Leasing Company LP (S)	3.750	05-11-17	2,315,000	2,373,174

The Hertz Corp. (S)	6.750	04-15-19	595,000	642,600

The Hertz Corp.	6.750	04-15-19	2,780,000	3,002,400

Trading Companies & Distributors 0.4%

Air Lease Corp. (S)	4.500	01-15-16	535,000	539,013

Air Lease Corp.	5.625	04-01-17	525,000	548,625

Aircastle, Ltd. (S)	6.250	12-01-19	1,360,000	1,387,200

Aircastle, Ltd.	6.750	04-15-17	795,000	840,713

Aircastle, Ltd.	7.625	04-15-20	885,000	962,438

H&E Equipment Services, Inc. (S)	7.000	09-01-22	1,110,000	1,171,050

HD Supply, Inc. (S)	8.125	04-15-19	995,000	1,121,863

Information Technology 0.4%				7,232,343

Computers & Peripherals 0.0%

Hewlett-Packard Company	4.375	09-15-21	764,000	721,729

IT Services 0.4%

Brightstar Corp. (S)	9.500	12-01-16	2,725,000	2,888,500

Computer Sciences Corp.	4.450	09-15-22	1,240,000	1,258,020

Lender Processing Services, Inc.	5.750	04-15-23	2,265,000	2,364,094

Materials 3.9%				64,669,489

Chemicals 0.8%

Braskem Finance, Ltd. (S)	7.000	05-07-20	3,050,000	3,438,875

CF Industries, Inc.	7.125	05-01-20	3,500,000	4,421,421

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,645,000	1,848,111

LyondellBasell Industries NV	5.000	04-15-19	1,185,000	1,316,831

Nufarm Australia, Ltd. (S)	6.375	10-15-19	1,005,000	1,040,175

Polymer Group, Inc.	7.750	02-01-19	465,000	497,550

Construction Materials 0.4%

American Gilsonite Company (S)	11.500	09-01-17	1,655,000	1,712,925

Building Materials Corp. of America (S)	6.750	05-01-21	1,130,000	1,237,350

Cemex Finance LLC (S)	9.375	10-12-22	925,000	996,688

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	2,045,000	2,111,020

Severstal Columbus LLC	10.250	02-15-18	370,000	385,725

Vulcan Materials Company	7.500	06-15-21	530,000	598,900

Containers & Packaging 0.6%

ARD Finance SA, PIK (S)	11.125	06-01-18	1,535,000	1,596,400

Consolidated Container Company LLC (S)	10.125	07-15-20	1,790,000	1,906,350

Pretium Packaging LLC	11.500	04-01-16	650,000	671,125

Tekni-Plex, Inc. (S)	9.750	06-01-19	1,906,000	2,058,480

Temple-Inland, Inc.	6.625	01-15-18	3,460,000	4,187,275

Metals & Mining 1.4%

Allegheny Technologies, Inc.	5.950	01-15-21	665,000	741,071

Allegheny Technologies, Inc.	9.375	06-01-19	1,450,000	1,856,573

ArcelorMittal	10.350	06-01-19	1,695,000	2,004,914

Commercial Metals Company	7.350	08-15-18	1,570,000	1,691,675

Edgen Murray Corp. (S)	8.750	11-01-20	1,810,000	1,810,000

FMG Resources August 2006 Pty, Ltd. (S)	6.875	02-01-18	1,355,000	1,334,675

18	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Metals & Mining (continued)

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	1,920,000	$1,872,000

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	865,000	884,463

JMC Steel Group (S)	8.250	03-15-18	900,000	927,000

Metinvest BV (S)	8.750	02-14-18	2,055,000	1,954,305

Rain CII Carbon LLC (S)	8.000	12-01-18	2,070,000	2,064,825

SunCoke Energy, Inc.	7.625	08-01-19	1,125,000	1,158,750

Thompson Creek Metals Company, Inc.	7.375	06-01-18	1,855,000	1,423,713

Vale Overseas, Ltd.	6.875	11-10-39	1,120,000	1,414,364

Walter Energy, Inc. (S)	9.875	12-15-20	1,820,000	1,892,800

Paper & Forest Products 0.7%

Boise Cascade LLC (S)	6.375	11-01-20	400,000	406,000

Georgia-Pacific LLC (S)	5.400	11-01-20	2,505,000	3,000,076

Georgia-Pacific LLC	7.250	06-01-28	900,000	1,191,420

International Paper Company	9.375	05-15-19	1,875,000	2,596,457

Westvaco Corp.	7.950	02-15-31	3,365,000	4,419,207

Telecommunication Services 2.7%				45,191,291

Diversified Telecommunication Services 2.1%

American Tower Corp.	4.700	03-15-22	2,110,000	2,329,067

CenturyLink, Inc.	5.800	03-15-22	2,465,000	2,603,005

CenturyLink, Inc.	6.450	06-15-21	1,880,000	2,065,159

CenturyLink, Inc.	7.600	09-15-39	1,645,000	1,701,624

Cincinnati Bell, Inc.	8.750	03-15-18	1,545,000	1,560,450

Crown Castle Towers LLC (S)	4.883	08-15-20	3,275,000	3,730,641

Crown Castle Towers LLC (S)	6.113	01-15-20	2,390,000	2,905,850

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	3,965,000	4,212,341

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,625,000	3,761,191

GTP Towers Issuer LLC (S)	8.112	02-15-15	3,740,000	3,907,608

Oi SA (BRL) (D)(S)	9.750	09-15-16	3,440,000	1,696,013

PAETEC Holding Corp.	9.875	12-01-18	1,619,000	1,825,423

Telecom Italia Capital SA	7.200	07-18-36	1,490,000	1,512,350

West Corp.	11.000	10-15-16	1,780,000	1,860,100

Wireless Telecommunication Services 0.6%

Clearwire Communications LLC (S)	12.000	12-01-15	1,805,000	1,904,275

Digicel Group, Ltd. (S)	8.250	09-30-20	1,175,000	1,248,438

Digicel, Ltd. (S)	7.000	02-15-20	580,000	613,350

SBA Tower Trust (S)	2.933	12-15-17	2,120,000	2,214,336

SBA Tower Trust (S)	5.101	04-17-17	1,790,000	2,026,733

Verizon New York, Inc.	7.000	12-01-33	1,450,000	1,513,337

Utilities 2.9%				47,942,752

Electric Utilities 1.5%

Beaver Valley II Funding	9.000	06-01-17	1,344,000	1,372,076

BVPS II Funding Corp.	8.890	06-01-17	1,451,000	1,601,719

Commonwealth Edison Company	5.800	03-15-18	2,155,000	2,622,486

DPL, Inc.	7.250	10-15-21	2,725,000	2,874,875

Ipalco Enterprises, Inc.	5.000	05-01-18	2,765,000	2,847,950

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,595,000	2,749,343

PNM Resources, Inc.	9.250	05-15-15	3,255,000	3,726,975

See notes to financial statements	Semiannual report | Bond Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Electric Utilities 1.5%

PNPP II Funding Corp.	9.120	05-30-16	524,000	$538,599

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%)	6.700	03-30-67	2,210,000	2,337,517

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)	6.250	02-01-22	1,710,000	1,861,421

W3A Funding Corp.	8.090	01-02-17	1,350,870	1,384,439

Independent Power Producers & Energy Traders 0.7%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	4,681,000	5,119,273

Exelon Generation Company LLC (S)	5.600	06-15-42	1,100,000	1,182,742

Exelon Generation Company LLC	6.250	10-01-39	880,000	1,019,257

NRG Energy, Inc.	7.625	01-15-18	2,235,000	2,469,675

NRG Energy, Inc.	8.250	09-01-20	1,775,000	1,970,250

Multi-Utilities 0.6%

CMS Energy Corp.	5.050	03-15-22	1,935,000	2,147,078

GDF Suez (S)	2.875	10-10-22	1,855,000	1,860,331

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	3,915,000	4,130,325

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	2,010,000	2,170,800

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	1,215,000	1,312,200

Salton Sea Funding Corp., Series F	7.475	11-30-18	654,698	643,421

U.S. Government & Agency Obligations 26.8%			$448,912,464

(Cost $438,524,892)

U.S. Government 6.4%				107,087,494

U.S. Treasury
Bond	2.750	08-15-42	32,740,000	32,387,030
Note	1.000	06-30-19	39,365,000	39,478,775
Note	1.625	11-15-22	30,246,000	30,269,622
Strip, PO	2.911	11-15-30	7,940,000	4,952,067

U.S. Government Agency 20.4%				341,824,970

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	1.750	05-30-19	7,160,000	7,453,710
30 Yr Pass Thru	3.000	08-01-42	4,606,040	4,830,407
30 Yr Pass Thru	3.500	05-01-42	12,476,956	13,395,425
30 Yr Pass Thru	3.500	06-01-42	13,737,197	14,752,729
30 Yr Pass Thru	4.500	11-01-39	13,199,722	14,101,186
30 Yr Pass Thru	5.000	04-01-41	5,282,555	5,714,445
30 Yr Pass Thru	6.500	06-01-37	124,862	139,637
30 Yr Pass Thru	6.500	10-01-37	283,756	317,154
30 Yr Pass Thru	6.500	11-01-37	620,301	693,310
30 Yr Pass Thru	6.500	12-01-37	281,639	314,611
30 Yr Pass Thru	6.500	02-01-38	139,869	156,244
30 Yr Pass Thru	6.500	09-01-39	5,217,101	5,827,885

Federal National Mortgage Association
30 Yr Pass Thru	3.000	09-01-42	16,031,039	16,870,799
30 Yr Pass Thru	3.000	10-01-42	18,530,825	19,501,532
30 Yr Pass Thru	3.500	06-01-42	12,736,132	13,690,844
30 Yr Pass Thru	3.500	08-01-42	12,896,540	13,863,276

20	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
30 Yr Pass Thru	4.000	11-01-40	3,247,505	$3,522,385
30 Yr Pass Thru	4.000	09-01-41	28,441,249	31,339,532
30 Yr Pass Thru	4.000	10-01-41	4,984,211	5,465,278
30 Yr Pass Thru	4.500	02-01-41	21,223,035	22,869,478
30 Yr Pass Thru	4.500	06-01-41	22,441,017	24,553,628
30 Yr Pass Thru	4.500	07-01-41	9,292,912	10,167,753
30 Yr Pass Thru	5.000	11-01-33	1,409,957	1,534,871
30 Yr Pass Thru	5.000	10-01-34	1,522,433	1,657,311
30 Yr Pass Thru	5.000	09-01-40	26,228,001	28,969,015
30 Yr Pass Thru	5.000	02-01-41	8,523,813	9,292,289
30 Yr Pass Thru	5.000	03-01-41	9,855,637	10,744,184
30 Yr Pass Thru	5.000	04-01-41	18,996,729	20,841,942
30 Yr Pass Thru	5.500	05-01-35	7,372,805	8,118,247
30 Yr Pass Thru	5.500	01-01-39	6,727,546	7,327,858
30 Yr Pass Thru	6.000	05-01-37	878,679	969,127
30 Yr Pass Thru	6.000	07-01-38	6,987,073	7,736,870
30 Yr Pass Thru	6.500	01-01-39	9,620,746	10,788,420
30 Yr Pass Thru	6.500	03-01-39	514,859	577,669
30 Yr Pass Thru	6.500	06-01-39	3,321,722	3,725,919

Foreign Government Obligations 0.1%				$2,104,200

(Cost $2,480,123)

Argentina 0.1%				2,104,200
City of Buenos Aires (S)	9.950	03-01-17	2,520,000	2,104,200

Convertible Bonds 0.1%				$1,881,510

(Cost $902,911)

Consumer Discretionary 0.0%				799,166

Media 0.0%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	486,000	799,166

Industrials 0.1%				1,082,344

Airlines 0.1%

US Airways Group, Inc.	7.250	05-15-14	375,000	1,082,344

Municipal Bonds 0.2%				$3,041,765

(Cost $2,515,585)

State of California	7.600	11-01-40	770,000	1,134,279

State of Illinois	5.100	06-01-33	1,880,000	1,907,486

Term Loans (M) 0.5%				$9,053,601

(Cost $8,970,337)

Consumer Discretionary 0.2%				3,702,807

Hotels, Restaurants & Leisure 0.2%

CCM Merger, Inc.	6.000	03-01-17	720,358	720,808

Kalispel Tribal Economic Authority	7.500	02-25-17	2,344,517	2,309,349

Landry’s, Inc.	6.500	04-24-18	666,650	672,650

See notes to financial statements	Semiannual report | Bond Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Financials 0.1%				$1,788,981

Capital Markets 0.1%

Walter Investment Management Corp. (T)	TBD	11-28-17	1,100,000	1,100,693

Real Estate Investment Trusts 0.0%

iStar Financial, Inc.	5.750	09-28-17	688,502	688,288

Industrials 0.1%				1,606,000

Airlines 0.1%

Delta Air Lines, Inc.	5.250	10-18-18	1,600,000	1,606,000

Materials 0.1%				1,453,625

Metals & Mining 0.1%

FMG Finance PTY, Ltd.	5.250	10-18-17	1,450,000	1,453,625

Telecommunication Services 0.0%				502,188

Wireless Telecommunication Services 0.0%

Cricket Communications, Inc.	4.750	10-10-19	500,000	502,188

Capital Preferred Securities 1.3%				$21,510,006

(Cost $21,267,027)

Financials 1.3%				21,510,006

Capital Markets 0.2%

State Street Capital Trust IV (P)	1.389	06-15-37	4,005,000	3,093,871

Commercial Banks 0.9%

Allfirst Preferred Capital Trust (P)	1.840	07-15-29	1,305,000	1,012,783

Fifth Third Capital Trust IV (6.500% to 4-15-17,
then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,750,000	3,759,375

Lloyds Banking Group PLC (6.413% to
10-1-35, then 3 month LIBOR + 1.496%) (Q)(S)	6.413	10-01-35	2,410,000	1,994,275

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	900,000	1,012,176

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	3,730,000	3,765,510

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR + 1.290%)	6.625	05-15-47	1,245,000	1,243,216

Sovereign Capital Trust VI	7.908	06-13-36	1,840,000	1,913,600

Insurance 0.2%

MetLife Capital Trust X (9.250% to 4-8-38,
then 3 month LIBOR + 5.540%) (Q)(S)	9.250	04-08-38	1,550,000	2,139,000

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	1,480,000	1,576,200

Collateralized Mortgage Obligations 17.0%			$284,269,661

(Cost $262,850,350)

Commercial & Residential 12.0%				200,956,975

American Home Mortgage Assets LLC
Series 2006-6, Class A1A (P)	0.398	12-25-46	2,013,489	1,249,924
Series 2006-6, Class XP IO	2.172	12-25-46	26,267,891	2,420,681

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	3,075,000	3,156,014
Series 2007-1A, Class D (S)	5.957	04-15-37	3,725,000	3,823,344

22	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)
Americold LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	3,200,000	$3,915,187

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.951	05-10-45	4,815,000	5,373,189
Series 2006-4, Class AM	5.675	07-10-46	5,675,000	6,367,202
Series 2006-3, Class A4 (P)	5.889	07-10-44	3,935,000	4,517,372

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.908	01-25-35	3,491,075	3,335,771

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	2,046,869	2,114,766

Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.921	03-15-49	4,400,000	5,051,200

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.393	07-15-44	1,230,000	1,155,740

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.994	12-10-49	6,345,000	7,577,408
Series 2012-CR2, Class XA IO	2.137	08-15-45	20,087,231	2,572,994
Series 2012-LC4, Class B (P)	4.934	12-10-44	1,955,000	2,185,915
Series 2012-LC4, Class C (P)	5.824	12-10-44	1,485,000	1,655,643

Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11-05-27	2,795,000	2,802,725

Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05-05-27	1,555,000	1,624,495
Series 2012-FBLU, Class D (S)	5.007	05-05-27	2,300,000	2,429,743

GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.563	08-19-34	2,940,027	2,808,123

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.064	07-10-38	3,325,000	3,701,177

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.614	09-25-35	2,652,936	2,600,450
Series 2004-9, Class B1 (P)	3.273	08-25-34	1,615,429	680,651
Series 2006-AR1, Class 3A1 (P)	3.889	01-25-36	2,861,305	2,614,629

Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.034	01-19-35	17,076,180	1,291,881
Series 2005-11, Class X IO	2.023	08-19-45	10,688,574	452,127
Series 2005-8, Class 1X IO	2.172	09-19-35	14,776,800	976,664
Series 2007-3, Class ES IO	0.350	05-19-47	67,157,993	476,822
Series 2007-4, Class ES IO	0.350	07-19-47	78,729,422	558,979
Series 2007-6, Class ES IO (S)	0.342	08-19-37	56,480,817	401,014

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.988	10-25-36	26,817,739	1,978,881
Series 2005-AR18, Class 2X IO	1.636	10-25-36	43,693,522	2,354,207

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12-15-44	5,740,000	6,337,058
Series 2006-LDP7, Class AM (P)	6.065	04-15-45	4,245,000	4,802,695
Series 2007-CB18, Class A4	5.440	06-12-47	5,650,000	6,523,524
Series 2012-HSBC Class XA IO (S)	1.582	07-05-32	19,100,000	2,245,167
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	4,185,000	4,539,591

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,524,000	6,199,812
Series 2007-C1, Class AM	5.455	02-15-40	4,185,000	4,651,979
Series 2006-C4, Class A4 (P)	6.063	06-15-38	4,165,000	4,808,001
Series 2007-C2, Class A3	5.430	02-15-40	5,660,000	6,528,878

See notes to financial statements	Semiannual report | Bond Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Merrill Lynch Mortgage Investors Trust
Series 2006-3, Class 2A1 (P)	2.694	10-25-36	2,646,895	$2,640,982
Series 2007-3, Class M1 (P)	3.416	09-25-37	1,050,230	535,994
Series 2007-3, Class M2 (P)	3.416	09-25-37	349,249	46,062
Series 2007-3, Class M3 (P)	3.416	09-25-37	235,004	7,809

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A4 (P)	6.096	06-12-46	5,220,000	6,038,282

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	3,200,000	3,550,733
Series 2006-HQ8, Class AM (P)	5.647	03-12-44	4,900,000	5,393,621
Series 2007-IQ13, Class A4	5.364	03-15-44	5,575,000	6,437,776

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	5,845,000	5,864,020

Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.421	12-25-45	25,305,227	1,543,619

Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10-25-57	2,565,703	2,591,360
Series 2012-3A, Class M1 (P) (S)	2.660	12-25-59	1,520,000	1,521,715

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.958	03-25-33	1,562,099	833,022

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.908	03-25-44	3,287,214	3,223,761

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	2,220,000	2,443,281
Series 2012-C1, Class C (P) (S)	5.720	05-10-45	1,480,000	1,630,287

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.987	05-10-63	26,283,232	2,794,670

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.460	01-25-45	36,663,501	1,773,678
Series 2005-AR13, Class X IO	1.453	10-25-45	120,528,153	6,322,738
Series 2005-AR2, Class X IO	1.550	01-25-45	55,640,502	3,140,623
Series 2005-AR6, Class X IO	1.597	04-25-45	31,197,109	1,849,542
Series 2005-AR8, Class X IO	1.583	07-25-45	48,648,401	3,100,956

Wells Fargo Commercial Mortgage Trust
Series 2012-C9 XA IO (S)	2.451	11-15-45	30,152,693	4,366,080

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.616	04-25-35	2,511,987	2,444,741

U.S. Government Agency 5.0%				83,312,686

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-01-32	10,115,707	2,035,786
Series 3581, Class IO	6.000	10-15-39	1,737,868	275,846
Series 3623, Class LI IO	4.500	01-15-25	1,534,318	120,533
Series 3630, Class BI IO	4.000	05-15-27	774,580	18,761
Series 3794, Class PI IO	4.500	02-15-38	2,864,788	298,472
Series 3908, Class PA	4.000	06-15-39	3,150,800	3,378,269
Series 4060, Class HC	3.000	03-15-41	6,447,907	6,747,232
Series 4065, Class QA	3.000	08-15-41	4,542,123	4,747,931
Series 4068, Class AP	3.500	06-15-40	6,796,404	7,243,859
Series 4077, Class IK IO	5.000	07-15-42	5,881,940	1,681,547
Series K017, Class X1 IO	1.605	12-25-21	15,008,957	1,513,098
Series K018, Class X1 IO	1.612	01-25-22	20,037,569	2,036,558
Series K021, Class X1 IO	1.515	06-25-22	4,711,000	530,591
Series K022, Class X1 IO	1.309	07-25-22	36,750,000	3,578,237
Series K708, Class X1 IO	1.644	01-25-19	30,814,921	2,464,547

24	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency (continued)

Federal Home Loan Mortgage Corp.
Series K709, Class X1 IO	1.678	03-25-19	17,450,735	$1,437,766
Series K710, Class X1 IO	1.915	05-25-19	14,108,575	1,366,698
Series K711, Class X1 IO	1.712	07-25-19	49,990,000	4,745,146

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	2,390,070	192,604
Series 2009-47, Class EI IO	5.000	08-25-19	2,290,015	200,452
Series 2009-50, Class GI IO	5.000	05-25-39	4,284,341	466,526
Series 2009-78, Class IB IO	5.000	06-25-39	5,675,383	569,159
Series 2010-14, Class AI IO	4.000	08-25-27	2,241,255	55,633
Series 2010-36, Class BI IO	4.000	03-25-28	2,334,911	69,549
Series 2011-146, Class MA	3.500	08-25-41	5,476,370	5,909,365
Series 2012-110, Class MA	3.000	07-25-41	7,551,855	8,106,614
Series 2012-118, Class IB IO	3.500	11-25-42	8,680,420	2,284,718
Series 2012-137, Class WI IO	3.500	11-01-42	12,830,000	2,582,038
Series 2012-19, Class JA	3.500	03-25-41	8,821,122	9,542,946
Series 2012-67, Class KG	3.500	02-25-41	2,079,912	2,288,124
Series 398, Class C3 IO	4.500	05-25-39	2,667,701	200,078
Series 401, Class C2 IO	4.500	06-25-39	1,868,766	140,157
Series 402, Class 3 IO	4.000	11-25-39	2,862,855	284,449
Series 402, Class 4 IO	4.000	10-25-39	4,737,556	560,645
Series 402, Class 7 IO	4.500	11-25-39	4,351,861	500,464
Series 407, Class 15 IO	5.000	01-25-40	4,643,888	696,329
Series 407, Class 16 IO	5.000	01-25-40	955,401	107,688
Series 407, Class 17 IO	5.000	01-25-40	899,160	107,360
Series 407, Class 21 IO	5.000	01-25-39	3,328,012	332,801
Series 407, Class 7 IO	5.000	03-25-41	3,385,689	572,916
Series 407, Class 8 IO	5.000	03-25-41	1,651,533	249,534
Series 407, Class C6 IO	5.500	01-25-40	9,353,775	1,713,931

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	4,330,757	234,548
Series 2012-114, Class IO	1.025	01-16-53	11,660,814	1,123,181

Asset Backed Securities 6.3%			$104,997,552

(Cost $100,392,546)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.338	10-25-36	2,087,365	947,941
Series 2006-ASP5, Class A2C (P)	0.388	10-25-36	1,751,795	801,052
Series 2006-ASP5, Class A2D (P)	0.468	10-25-36	3,360,432	1,553,528

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.568	09-25-34	1,668,839	1,569,111
Series 2005-4, Class M1 (P)	0.658	10-25-35	4,810,000	3,482,695

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.658	03-25-35	2,325,000	2,286,942
Series 2005-R3, Class M2 (P)	0.678	05-25-35	2,840,000	2,427,856

Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.358	09-25-36	9,079,796	3,242,014

Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06-25-35	1,721,754	1,744,486
Series 2005-HE1, Class M1 (P)	0.628	03-25-35	1,652,918	1,477,388

Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.408	01-25-36	3,292,517	2,940,030

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.559	02-28-41	1,244,088	1,227,772

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.448	07-25-36	4,433,194	3,884,985

See notes to financial statements	Semiannual report | Bond Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.658	05-25-35	1,753,031	$1,674,533
Series 2006-NC4, Class A5 (P)	0.268	10-25-36	462,050	337,360

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06-25-37	2,119,961	2,101,644

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.358	10-25-36	2,161,880	2,122,154

Contimortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	159,535	158,282

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02-25-35	3,140,910	3,128,045
Series 2006-3, Class 2A2 (P)	0.388	06-25-36	1,963,817	1,894,795

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.648	04-25-36	3,685,929	3,462,963

CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.678	05-25-36	3,245,000	2,989,031

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	5,729,806	6,440,921

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.668	11-25-35	3,350,000	2,870,515

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.973	06-25-35	1,300,000	1,199,790

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.708	06-25-33	1,741,296	1,571,706
Series 2005-5, Class M1 (P)	0.688	11-25-35	2,035,000	1,950,784
Series 2005-6, Class M1 (P)	0.678	12-25-35	1,810,000	1,769,751

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	505,164	501,123

Mastr Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.318	11-25-36	9,543,908	3,839,066
Series 2007-HE2, Class A2 (P)	0.908	08-25-37	2,283,846	2,167,596

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.958	09-25-35	1,025,201	904,812

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.358	06-25-36	3,176,550	2,067,038

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.658	03-25-35	1,495,000	1,347,197
Series 2005-3, Class M1 (P)	0.688	07-25-35	1,265,000	1,240,087

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.288	03-25-35	2,720,000	2,621,639

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.838	02-25-35	4,175,000	4,115,648
Series 2005-WCH1, Class M2 (P)	0.728	01-25-36	6,594,136	6,457,215

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.078	01-25-35	2,315,000	2,264,246

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.628	03-25-35	1,755,000	1,563,812

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	739,084	739,820
Series 2005-2, Class AF4	4.934	08-25-35	2,680,000	2,414,597

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,454,350	2,757,038

26	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Soundview Home Loan Trust
Series 2005-OPT2 (P)	0.468	12-25-35	3,969,329	$3,806,817
Series 2006-OPT2, Class A3 (P)	0.388	05-25-36	1,462,813	1,230,820

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	3,682,495	3,700,907

			Shares	Value

Preferred Securities 1.2%				$20,641,844

(Cost $20,288,220)

Consumer Discretionary 0.1%				1,284,768

Hotels, Restaurants & Leisure 0.1%

Greektown Superholdings, Inc., Series A (I)			17,280	1,284,768

Consumer Staples 0.1%				2,115,750

Food & Staples Retailing 0.1%

Ocean Spray Cranberries, Inc., Series A
6.250% (S)			23,250	2,115,750

Financials 0.9%				14,437,892

Commercial Banks 0.4%

PNC Financial Services Group, Inc. (6.135% to
5-1-22, then 3 month LIBOR + 4.067%)			96,775	2,638,087

Regions Financial Corp., 6.375%			102,790	2,546,108

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%)			77,150	2,127,797

Consumer Finance 0.2%

Ally Financial, Inc., 7.300%			48,470	1,197,209

Discover Financial Services, 6.500%			60,000	1,510,800

Diversified Financial Services 0.3%

Bank of America Corp., Series MER, 8.625%			89,220	2,270,649

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)			16,000	448,000

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)			65,230	1,699,242

Industrials 0.1%				$2,615,134

Aerospace & Defense 0.1%

United Technologies Corp., 7.500%			31,265	1,710,821

Airlines 0.0%

Continental Airlines Finance Trust II, 6.000%			27,300	904,313

Utilities 0.0%				$188,300

Electric Utilities 0.0%

PPL Corp., 8.750%			3,500	188,300

See notes to financial statements	Semiannual report | Bond Fund	27

	Shares	Value

Common Stocks 0.0%		$47,091

(Cost $97,862)

Consumer Discretionary 0.0%		47,091

Greektown Superholdings, Inc. (I)	885	47,091

	Par value^	Value

Short-Term Investments 1.7%		$28,197,000

(Cost $28,197,000)

Repurchase Agreement 1.7%		28,197,000
Repurchase Agreement with State Street Corp. dated 11-30-12 at
0.01% to be repurchased at $28,197,023 on 12-3-12, collateralized by $27,535,000 U.S. Treasury Note, 1.500% due 6-30-16 (valued at
$28,765,099, including interest)	28,197,000	28,197,000

Total investments (Cost $1,579,887,814)† 99.6%	$1,667,452,132

Other assets and liabilities, net 0.4%		$5,979,711

Total net assets 100.0%	$1,673,431,843

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
BRL Brazilian Real

Notes to Schedule of Investments

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBD To be determined

USGG U.S. Generic Government Index

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $333,948,184 or 20.0% of the Fund’s net assets as of 11-30-12.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,582,775,139. Net unrealized appreciation aggregated $84,676,993, of which $103,302,100 related to appreciated investment securities and $18,625,107 related to depreciated investment securities.

28	Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,579,887,814)	$1,667,452,132
Cash	670
Receivable for investments sold	2,205,297
Receivable for fund shares sold	10,604,179
Dividends and interest receivable	16,017,969
Other receivables and prepaid expenses	209,483

Total assets	1,696,489,730

Liabilities

Payable for investments purchased	13,204,263
Payable for delayed delivery securities purchased	5,742,479
Payable for fund shares repurchased	2,737,822
Distributions payable	705,965
Payable to affiliates
Accounting and legal services fees	71,053
Transfer agent fees	225,166
Distribution and service fees	125,406
Trustees’ fees	63,189
Other liabilities and accrued expenses	182,544

Total liabilities	23,057,887

Net assets

Paid-in capital	$1,584,609,423
Accumulated distributions in excess of net investment income	(1,684,487)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	2,946,220
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	87,560,687

Net assets	$1,673,431,843

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,267,866,037 ÷ 77,159,516 shares)	$16.43
Class B ($44,079,648 ÷ 2,682,788 shares)[1]	$16.43
Class C ($157,943,042 ÷ 9,611,595 shares)[1]	$16.43
Class I ($200,727,031 ÷ 12,215,067 shares)	$16.43
Class R2 ($108,986 ÷ 6,632 shares)	$16.43
Class R6 ($2,707,099 ÷ 164,634 shares)	$16.44

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$17.20

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Bond Fund	29

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$36,840,166
Dividends	551,952
Securities lending	5,553

Total investment income	37,397,671

Expenses

Investment management fees	3,544,606
Distribution and service fees	2,607,486
Accounting and legal services fees	171,240
Transfer agent fees	1,299,755
Trustees’ fees	37,290
State registration fees	63,297
Printing and postage	57,775
Professional fees	52,814
Custodian fees	96,603
Registration and filing fees	50,277
Other	8,218

Total expenses	7,989,361
Less expense reductions	(372,955)

Net expenses	7,616,406

Net investment income	29,781,265

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	5,529,110
Investments in affiliated issuers	438
Foreign currency transactions	(6,042)
5,523,506
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	48,506,713
Translation of assets and liabilities in foreign currencies	2,339
48,509,052
Net realized and unrealized gain	54,032,558

Increase in net assets from operations	$83,813,823

30	Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$29,781,265	$53,583,466
Net realized gain	5,523,506	14,531,688
Change in net unrealized appreciation (depreciation)	48,509,052	(6,055,090)

Increase in net assets resulting from operations	83,813,823	62,060,064

Distributions to shareholders
From net investment income
Class A	(25,514,752)	(48,082,010)
Class B	(766,420)	(1,350,772)
Class C	(2,482,927)	(3,924,487)
Class I	(3,821,010)	(4,407,508)
Class R2	(2,457)	(1,228)
Class R6	(51,862)	(15,017)
From net realized gain
Class A	—	(839,265)
Class B	—	(27,704)
Class C	—	(81,124)
Class I	—	(65,359)
Class R6	—	(87)

Total distributions	(32,639,428)	(58,794,561)

From Fund share transactions	284,050,519	250,252,179

Total increase	335,224,914	253,517,682

Net assets

Beginning of period	1,338,206,929	1,084,689,247

End of period	$1,673,431,843	$1,338,206,929

Undistributed (accumulated distributions in excess of) net
investment income	($1,684,487)	$1,173,676

See notes to financial statements	Semiannual report | Bond Fund	31

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$15.86	$15.86	$15.00	$12.96	$14.31	$14.75
Net investment income[2]	0.33	0.72	0.81	0.97	0.87	0.81
Net realized and unrealized gain (loss)
on investments	0.60	0.08	0.92	2.05	(1.34)	(0.43)
Total from investment operations	0.93	0.80	1.73	3.02	(0.47)	0.38
Less distributions
From net investment income	(0.36)	(0.79)	(0.87)	(0.98)	(0.88)	(0.82)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.36)	(0.80)	(0.87)	(0.98)	(0.88)	(0.82)
Net asset value, end of period	$16.43	$15.86	$15.86	$15.00	$12.96	$14.31
Total return (%)[3,4]	5.91[5]	5.21	11.78	23.83	(3.02)	2.57

Ratios and supplemental data

Net assets, end of period (in millions)	$1,268	$1,061	$912	$819	$686	$824
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.06	1.05	1.08	1.16[7]	1.05
Expenses net of fee waivers and credits	0.98[6]	1.02	1.05	1.07	1.16[7]	1.05
Net investment income	4.04[6]	4.63	5.24	6.71	6.71	5.54
Portfolio turnover (%)	34	76	73	88	90	90

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

32	Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance
Net asset value, beginning of period	$15.86	$15.86	$15.00	$12.95	$14.31	$14.75
Net investment income[2]	0.27	0.61	0.70	0.86	0.77	0.71
Net realized and unrealized gain (loss)
on investments	0.60	0.08	0.92	2.07	(1.34)	(0.43)
Total from investment operations	0.87	0.69	1.62	2.93	(0.57)	0.28
Less distributions
From net investment income	(0.30)	(0.68)	(0.76)	(0.88)	(0.79)	(0.72)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.30)	(0.69)	(0.76)	(0.88)	(0.79)	(0.72)
Net asset value, end of period	$16.43	$15.86	$15.86	$15.00	$12.95	$14.31
Total return (%)[3,4]	5.54[5]	4.48	11.00	23.05	(3.77)	1.86

Ratios and supplemental data

Net assets, end of period (in millions)	$44	$37	$28	$25	$28	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73[6]	1.76	1.75	1.78	1.86[7]	1.76
Expenses net of fee waivers and credits	1.68[6]	1.72	1.75	1.77	1.86[7]	1.75
Net investment income	3.34[6]	3.92	4.53	6.01	5.96	4.82
Portfolio turnover (%)	34	76	73	88	90	90

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$15.87	$15.86	$15.00	$12.96	$14.31	$14.75
Net investment income[2]	0.27	0.61	0.70	0.86	0.78	0.71
Net realized and unrealized gain (loss)
on investments	0.59	0.09	0.92	2.06	(1.34)	(0.43)
Total from investment operations	0.86	0.70	1.62	2.92	(0.56)	0.28
Less distributions
From net investment income	(0.30)	(0.68)	(0.76)	(0.88)	(0.79)	(0.72)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.30)	(0.69)	(0.76)	(0.88)	(0.79)	(0.72)
Net asset value, end of period	$16.43	$15.87	$15.86	$15.00	$12.96	$14.31
Total return (%)[3,4]	5.47[5]	4.55	11.00	22.98	(3.70)	1.86

Ratios and supplemental data

Net assets, end of period (in millions)	$158	$116	$71	$40	$26	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73[6]	1.77	1.75	1.78	1.86[7]	1.75
Expenses net of fee waivers and credits	1.68[6]	1.72	1.75	1.77	1.86[7]	1.75
Net investment income	3.33[6]	3.91	4.50	5.98	6.02	4.86
Portfolio turnover (%)	34	76	73	88	90	90

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Bond Fund	33

CLASS I SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$15.87	$15.86	$14.99	$12.96	$14.31	$14.74
Net investment income[2]	0.36	0.78	0.88	1.03	0.93	0.88
Net realized and unrealized gain (loss)
on investments	0.59	0.09	0.92	2.05	(1.35)	(0.43)
Total from investment operations	0.95	0.87	1.80	3.08	(0.42)	0.45
Less distributions
From net investment income	(0.39)	(0.85)	(0.93)	(1.05)	(0.93)	(0.88)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.39)	(0.86)	(0.93)	(1.05)	(0.93)	(0.88)
Net asset value, end of period	$16.43	$15.87	$15.86	$14.99	$12.96	$14.31
Total return (%)[3]	6.04[4]	5.70	12.33	24.31	(2.60)	3.01

Ratios and supplemental data

Net assets, end of period (in millions)	$201	$123	$74	$30	$19	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.67	0.62	0.63	0.70[6]	0.62
Expenses net of fee waivers and credits	0.61[5]	0.62	0.62	0.63	0.70[6]	0.62
Net investment income	4.40[5]	4.99	5.64	7.13	7.22	6.08
Portfolio turnover (%)	34	76	73	88	90	90

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	11-30-12[1]	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$15.87	$15.80
Net investment income[3]	0.34	0.17
Net realized and unrealized gain on investments	0.60	0.09
Total from investment operations	0.94	0.26
Less distributions
From net investment income	(0.38)	(0.19)
Net asset value, end of period	$16.43	$15.87
Total return (%)[4]	5.95[5]	1.68[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[7]	0.86[7]
Expenses net of fee waivers and credits	0.78[7]	0.80[7]
Net investment income	4.25[7]	4.28[7]
Portfolio turnover (%)	34	76[8]

1 Six months ended 11-30-12. Unaudited
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

34	Bond Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	11-30-12[1]	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$15.87	$15.55
Net investment income[3]	0.37	0.57
Net realized and unrealized gain on investments	0.60	0.40
Total from investment operations	0.97	0.97
Less distributions
From net investment income	(0.40)	(0.64)
From net realized gain	—	(0.01)
Total distributions	(0.40)	(0.65)
Net asset value, end of period	$16.44	$15.87
Total return (%)[4]	6.15[5]	6.38[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58[6]	0.63[6]
Expenses net of fee waivers and credits	0.53[6]	0.57[6]
Net investment income	4.52[6]	5.04[6]
Portfolio turnover (%)	34	76[7]

1 Six months ended 11-30-12. Unaudited
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Semiannual report | Bond Fund	35

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Bond Fund (the Fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described.

36	Bond Fund | Semiannual report

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$742,795,438	—	$740,063,874	$2,731,564
U.S. Government & Agency
Obligations	448,912,464	—	448,912,464	—
Foreign Government
Obligations	2,104,200	—	2,104,200	—
Convertible Bonds	1,881,510	—	1,881,510	—
Municipal Bonds	3,041,765	—	3,041,765	—
Term Loans	9,053,601	—	9,053,601	—
Capital Preferred Securities	21,510,006	—	21,510,006	—
Collateralized Mortgage
Obligations	284,269,661	—	280,797,060	3,472,601
Asset Backed Securities	104,997,552	—	104,997,552	—
Preferred Securities	20,641,844	$16,337,013	3,020,063	1,284,768
Common Stocks	47,091	—	—	47,091
Short-Term Investments	28,197,000	—	28,197,000	—

Total Investments in
Securities	$1,667,452,132	$16,337,013	$1,643,579,095	$7,536,024

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Semiannual report | Bond Fund	37

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $1,594. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

38	Bond Fund | Semiannual report

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, distributions payable and amortization and accretion on debt securities.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service

Semiannual report | Bond Fund	39

providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.475% of the next $500,000,000, (c) 0.450% of the next $500,000,000, (d) 0.450% of the next $500,000,000, (e) 0.400% of the next $500,000,000 and (f) 0.350% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the Fund in order to reduce the total annual Fund operating expenses for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares by 0.05% of the Fund’s average daily net assets. Accordingly, these expense reductions amounted to $288,708, $10,306, $33,447, $39,934, $27 and $533 for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, for the six months ended November 30, 2012. These fee waivers and/ or expense reimbursements expire on September 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.57% for Class R6 shares. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. For the six months ended November 30, 2012, there were no reductions related to this agreement.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended November 30, 2012 were equivalent to a net annual effective rate of 0.425% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

40	Bond Fund | Semiannual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,505,297 for the six months ended November 30, 2012. Of this amount, $14,444 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,385,877 was paid as sales commissions to broker-dealers and $104,976 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012, CDSCs received by the Distributor amounted to $32,886 and $1,945 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Bond Fund	41

Class level expenses. Class level expenses for the six months ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,731,289	$1,054,633
Class B	205,976	37,660
Class C	670,088	122,313
Class I	—	84,855
Class R2	133	14
Class R6	—	280

Total	$2,607,486	$1,299,755

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12			Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	13,920,805	$226,010,134	17,261,878	$270,183,160
Distributions reinvested	1,406,977	22,866,134	2,714,480	42,442,158
Repurchased	(5,021,644)	(81,371,480)	(10,598,190)	(165,690,756)

Net increase	10,306,138	$167,504,788	9,378,168	$146,934,562

Class B shares

Sold	571,969	$9,229,522	1,035,630	$16,188,306
Distributions reinvested	35,954	584,261	62,614	979,149
Repurchased	(238,353)	(3,859,671)	(537,186)	(8,411,212)

Net increase	369,570	$5,954,112	561,058	$8,756,243

Class C shares

Sold	2,917,528	$47,364,372	3,942,885	$61,652,552
Distributions reinvested	124,646	2,026,538	182,225	2,851,353
Repurchased	(746,116)	(12,066,889)	(1,311,450)	(20,495,947)

Net increase	2,296,058	$37,324,021	2,813,660	$44,007,958

Class I shares

Sold	5,478,262	$88,825,007	6,362,267	$99,471,488
Distributions reinvested	176,441	2,871,667	183,139	2,868,620
Repurchased	(1,178,548)	(19,089,555)	(3,458,701)	(53,859,614)

Net increase	4,476,155	$72,607,119	3,086,705	$48,480,494

Class R2 shares[1]

Sold	299	$4,818	6,329	$100,000
Distributions reinvested	4	71	—	—

Net increase	303	$4,889	6,329	$100,000

42	Bond Fund | Semiannual report

	Six months ended 11-30-12			Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class R6 shares[2]

Sold	52,385	$856,548	131,747	$2,083,958
Distributions reinvested	3,031	49,307	689	10,926
Repurchased	(15,557)	(250,265)	(7,661)	(121,962)
Net increase	39,859	$655,590	124,775	$1,972,922

Net increase	17,488,083	$284,050,519	15,970,695	$250,252,179

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 95% and 4% of shares of beneficial interest of Class R2 and Class R6, respectively, on November 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $555,374,203 and $298,068,574, respectively, for the six months ended November 30, 2012. Purchases and sales of U.S. Treasury obligations aggregated $219,760,673 and $193,983,236, respectively, for the six months ended November 30, 2012.

Semiannual report | Bond Fund	43

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Bond Fund (the Fund), a series of John Hancock Sovereign Bond Fund (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

44	Bond Fund | Semiannual report

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting,

Semiannual report | Bond Fund	45

legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Bond Fund Class A Shares	4.86%	14.97%	7.02%	6.13%
Corporate Debt BBB-Rated	7.23%	11.77%	6.28%	6.18%

Category Average:

Barclay US Gvt/Cr TR Index	8.74%	6.60%	6.55%	5.85%

The Board noted that the Fund’s performance compared favorably to the Category’s average and the benchmark index’s performance for all periods shown, except for the one-year period over which the Fund underperformed its Category’s average performance and its benchmark index.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

46	Bond Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was the same as the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.49%	0.49%
Gross Expense Ratio	1.06%	1.03%
Net Expense Ratio	1.02%	0.95%

The Board viewed favorably the Adviser’s (and its affiliates’) agreement to waive a portion of their fees and to reimburse certain expenses in order to reduce the Fund’s Gross Expense Ratio by 0.05% for Class A shares (and for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2013. The Board favorably considered the impact of this agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Semiannual report | Bond Fund	47

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

48	Bond Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Sovereign Bond Fund and its series, John Hancock Bond Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Sovereign Bond Fund.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	62,245,932.49	778,528.38
Peter S. Burgess	62,251,920.48	772,540.39
William H. Cunningham	62,297,276.73	727,184.14
Grace K. Fey	62,293,128.98	731,331.89
Theron S. Hoffman	62,270,368.45	754,092.42
Deborah C. Jackson	62,337,824.55	686,636.32
Hassell H. McClellan	62,259,746.33	764,714.54
James M. Oates	62,303,404.74	721,056.13
Steven R. Pruchansky	62,224,401.49	800,059.38
Gregory A. Russo	62,362,297.56	662,163.31
Non-Independent Trustees
James R. Boyle	62,394,689.60	629,771.27
Craig Bromley	62,397,524.61	626,936.26
Warren A. Thomson	62,410,474.58	613,986.29

Semiannual report | Bond Fund	49

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

50	Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

21SA 11/12
This report is for the information of the shareholders of John Hancock Bond Fund.	1/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	January 22, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	January 22, 2013